UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __06/30/2006_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __444 Park Ave South Suite 201____________
            __New York, NY  10016_____________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___New York, NY____________  _08/15/06__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __33__________

Form 13F Information Table Value Total:    __$132,582____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autodesk                    COM              052769106      258     7500 SH       SOLE                     7500
Abercrombie & Fitch         COM              002896207     6035   108870 SH       SOLE                   108870
Franklin Resources          COM              354613101     3655    42102 SH       SOLE                    42102
Berkshire Hathaway Class A  CLA              084670108     6783       74 SH       SOLE                       74
Berkshire Hathaway Class B  CLB              084670207    15702     5160 SH       SOLE                     5160
Blyth                       COM              09643P108     1101    59650 SH       SOLE                    59650
Claires Stores              COM              179584107     6018   235926 SH       SOLE                   235926
Dell Inc           	    COM              24702R101     7083   289590 SH       SOLE                   289590
Cedar Fair LP               COM              150185106      825    31090 SH       SOLE                    31090
Gap Inc                     COM              364760108     1632    93819 SH       SOLE                    93819
Home Depot                  COM              437076102      286     8000 SH       SOLE                     8000
Health Management Assoc     CLA              421933102     6133   310150 SH       SOLE                   310150
HNI Corp          	    COM              404251100      922    20335 SH       SOLE                    20335
Ishares Trust S&P 500       COM              464287200     5370    42100 SH       SOLE                    42100
Johnson & Johnson           COM              478160104      397     6628 SH       SOLE                     6628
Jones Apparel Group         COM              480074103     2296    72210 SH       SOLE                    72210
JPMorgan Chase              COM              46625H100      364     8659 SH       SOLE                     8659
McDonalds Corp              COM              580135101      459    13670 SH       SOLE                    13670
Mercury General Cp          COM              589400100    11680   207205 SH       SOLE                   207205
Magna Intl Inc. Class A     CLA              559222401     4265    59254 SH       SOLE                    59254
Altria Group                COM              02209S103     7286    99230 SH       SOLE                    99230
Merck Co Inc                COM              589331107      399    10950 SH       SOLE                    10950
Nike Inc Cl B               CLB              654106103     2743    33865 SH       SOLE                    33865
Nucor Corp                  COM              670346105      217     4000 SH       SOLE                     4000
Papa Johns Intl Inc.        COM              698813102     1433    43168 SH       SOLE                    43168
Royal Dutch Shell PLC       SPONSORED ADR    780259107      214     3200 SH       SOLE                     3200
Staples Inc.                COM              855030102     2881   118309 SH       SOLE                   118309
Suntrust Bks Inc.           COM              867914103      211     2773 SH       SOLE                     2773
State Street Corp           COM              857477103     5023    86470 SH       SOLE                    86470
Constellation Brand CL A    CLA              21036P108    11347   453860 SH       SOLE                   453860
Telefonos De Mex L          SPONSORED ADR    879403780     1150    55200 SH       SOLE                    55200
Toll Brothers               COM              889478103    10297   402710 SH       SOLE                   402710
Walmart Stores Inc          COM              931142103     8135   168890 SH       SOLE                   168890